Significant Subsequent Events - Additional information (Detail) - Subsequent Events [member] - USD ($) $ in Millions		1 Months Ended
	Mar. 31, 2019	Jan. 31, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Investment in common stock		$ 4,500
Prepaid establishment charges	$ 838
Top of Range [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest in associates		45.00%